Income Taxes (Schedule Of The Company's Current Income Tax Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) before taxes on income: Domestic (Israel)	$ 1,124	$ 646	$ 127
Income (loss) before taxes on income: Foreign	4,355	3,292	2,095
Income (loss) before taxes on income	5,479	3,938	2,222
Provision for income taxes: Deferred taxes	(104)	(504)	(347)
Provision for income taxes: Current taxes	(1,666)	(823)	(310)
Provision for income taxes	$ (1,770)	$ (1,327)	$ (657)